Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Net finance expense
Finance expense for the years ended December 31, 2021 and 2020 is comprised of:

	December 31,
	2021	2020
	$	$
Interest on contingent consideration	73	—
Interest on lease obligations	337	358
Interest and amortization of deferred financing costs on credit facility	84	76
Interest income	(437)	(317)
Bank fees and other	8	13
	65	130